Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Useful Life	Mar. 31, 2024
Minimum [Member] | Office Equipment [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Minimum [Member] | Leasehold Improvement [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	3 years
Maximum [Member] | Office Equipment [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	5 years
Maximum [Member] | Leasehold Improvement [Member]
Schedule of Property and Equipment Useful Life [Line Items]
Property and equipment Useful life	5 years